ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	65,780,019	81,743,081	103,197,330
Warranty provision	16,587,011	21,657,158	28,100,542
Warranty costs incurred or claimed	(623,949)	(202,909)	(1,820,242)

Ending balance	81,743,081	103,197,330	129,477,630